UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  150 East 52nd Street, 29th Floor
          New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick  New York, New York        November 12, 2007
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $601,219 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                        Mkt Value  SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                 Title of Class   CUSIP    x$1,000     Amt    Prn CALL Discretion Managers   Sole    Shared None
AMR CORP                       Common         001765106     7,581   340,097 SH          SOLE               340,097
ARCHER DANIELS MIDLAND CO      Common         039483102    16,062   485,560 SH          SOLE               485,560
AT&T INC                       Common         00206R102    20,697   489,170 SH          SOLE               489,170
BOEING CO                      Common         097023105    17,332   165,089 SH          SOLE               165,089
BP PLC                         Sponsored ADR  055622104     8,418   121,390 SH          SOLE               121,390
CATERPILLAR INC DEL            Common         149123101     5,712    72,834 SH          SOLE                72,834
CISCO SYS INC                  Common         17275R102    22,824   688,941 SH          SOLE               688,941
CONOCOPHILLIPS                 Common         20825C104    42,618   485,560 SH          SOLE               485,560
CONTINENTAL AIRLS INC          CL B           210795308    34,887 1,056,224 SH          SOLE             1,056,224
DEUTSCHE TELEKOM AG            Sponsored ADR  251566105     5,047   257,112 SH          SOLE               257,112
DIAMOND OFFSHORE DRILLING INC  Common         25271C102    16,283   143,726 SH          SOLE               143,726
GENZYME CORP                   Common         372917104    27,077   437,004 SH          SOLE               437,004
HALLIBURTON CO                 Common         406216101    55,288 1,439,785 SH          SOLE             1,439,785
HEWLETT PACKARD CO             Common         428236103    23,920   480,427 SH          SOLE               480,427
INTEL CORP                     Common         458140100    22,460   868,506 SH          SOLE               868,506
INTL BUSINESS MACHS            Common         459200101    26,284   223,120 SH          SOLE               223,120
JOHNSON & JOHNSON              Common         478160104    38,490   585,847 SH          SOLE               585,847
MICROSOFT CORP                 Common         594918104    50,585 1,717,088 SH          SOLE             1,717,088
NOBLE CORPORATION              SHS            G65422100     7,144   145,668 SH          SOLE               145,668
NOKIA CORP                     Sponsored ADR  654902204    23,191   611,410 SH          SOLE               611,410
PILGRIMS PRIDE CORP            Common         721467108       782    22,500 SH          SOLE                22,500
ROYAL DUTCH SHELL PLC          Spons ADR A    780259206     5,188    63,123 SH          SOLE                63,123
SANDERSON FARMS INC            Common         800013104     1,041    25,000 SH          SOLE                25,000
SMITHFIELD FOODS INC           Common         832248108       851    27,000 SH          SOLE                27,000
TEXAS INSTRS INC               Common         882508104    27,525   752,236 SH          SOLE               752,236
TRANSOCEAN INC                 ORD            G90078109    14,052   124,303 SH          SOLE               124,303
TYSON FOODS INC                CL A           902494103       535    30,000 SH          SOLE                30,000
US AIRWAYS GROUP INC           Common         90341W108     8,414   320,544 SH          SOLE               320,544
WEATHERFORD INTERNAT IONAL LTD Common         G95089101    16,310   242,780 SH          SOLE               242,780
WYETH                          Common         983024100    22,051   494,981 SH          SOLE               494,981
YAHOO INC                      Common         984332106    32,570 1,213,374 SH          SOLE             1,213,374
                                                          601,219
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